Fair Value of Financial Instruments Measured on A Recurring Basis	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
One Energy Enterprises Inc [Member]
FAIR VALUE OF FINANCIAL INSTRUMENTS MEASURED ON A RECURRING BASIS

13.	FAIR VALUE OF FINANCIAL INSTRUMENTS MEASURED ON A RECURRING BASIS
In December 2023 and February 2024, the Company entered into certain agreements in connection with the SPAC merger transaction (“SPAC Sponsor Loans”). Under these agreements, the Company has certain financial obligations that are contingent upon the closing of the de-SPAC
transaction whereby the Company will deliver a variable number of common stock shares if the de-SPAC
transaction does not close and will pay a cash bonus to the counterparty if the de-SPAC
transaction does close. These financial obligations are accounted for as derivative liabilities under ASC 815 and are presented within other current liabilities in the condensed consolidated balance sheets. Changes in the fair value of the liability are recorded in the statement of operations each period.
For the agreements entered into on December 6, 2023, the Company established the initial fair value of the SPAC Sponsor Loan liabilities at $
546,750. For the agreements entered into on February 15, 2024, the Company established the initial fair value of the SPAC Sponsor Loan liabilities at $183,150. The liabilities were classified as Level 3 at the initial measurement date due to the use of significant unobservable inputs. The fair value was determined based on the fixed value of the respective payouts and the likelihood of each payout occurring. Loss related to the SPAC Sponsor Loan liabilities was $183,150 and $
0 for the three months ended March 31, 2024 and 2023, respectively, and is included in ‘Sponsor loan derivative liability –
related party’ on the
condensed
consolidated statement of operations and comprehensive income (loss). The change in fair value during the three months ended March 31, 2024 was not material.

14.	FAIR VALUE OF FINANCIAL INSTRUMENTS MEASURED ON A RECURRING BASIS
In December 2023, the Company entered into certain agreements in connection with the SPAC merger transaction (“SPAC Sponsor Loans”). Under these agreements, the Company has certain financial obligations that are contingent upon the closing of the de-SPAC transaction whereby the Company will deliver a variable number of common stock shares if the de-SPAC transaction does not close and will pay a cash bonus to the counterparty if the de-SPAC transaction does close. These financial obligations are accounted for as derivative liabilities under ASC 815 and are presented within other current liabilities in the Consolidated Balance Sheets. Changes in the fair value of the liability are recorded in the statement of operations each period.
The Company established the initial fair value of the SPAC Sponsor Loan liabilities at
$546,750
on December 6, 2023, the effective date of the underlying agreements. The liabilities were classified as Level 3 at the initial measurement date due to the use of significant unobservable inputs. The fair value was determined based on the fixed value of the respective payouts and the likelihood of each payout occurring. The change in fair value from inception to December 31, 2023, was not material.